Income Taxes - Disclosure Of Reconciliation To South African Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Implied tax charge at 28%	$ 78	$ (18)	$ 75
Expenses not tax deductible	29	30	27
Share of associates and joint ventures' profit (loss)	(34)	(6)	(3)
Tax rate differentials	25	27	48
Exchange variations, translation and accounting adjustments	20	7	(20)
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	(30)	35	2
Tax allowances	(3)	(3)	(9)
Impact of statutory tax rate change	(1)	(2)	0
Adjustment in respect of prior years	1	(9)	(5)
Income tax expense	$ 128	$ 108	189
ISLE OF MAN
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Tax effect of revenues exempt from taxation		0.00%
United Kingdom
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Tax effect of revenues exempt from taxation	19.00%
Obuasi
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
UnusedTaxLossesForWhichNoDeferredTaxAssetIsRecognised	$ 13	$ 18	22
AngloGold Ashanti Holdings plc
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
UnusedTaxLossesForWhichNoDeferredTaxAssetIsRecognised	36	0	0
Tax effect of revenues exempt from taxation	0	31	37
North America
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
UnusedTaxLossesForWhichNoDeferredTaxAssetIsRecognised	6	0	0
OtherSubsidiaries
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Tax effect of revenues exempt from taxation	6	(2)	(2)
Vaal River
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Tax effect of disposal of Vaal River assets	(18)	0	0
Australia
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Loss on realisation of loan settlement	$ 0	$ 0	$ 17